SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Total gross accounts receivable	$ 11,794,623
Allowance for doubtful accounts	(13,520)	$ (13,004)
Accounts Receivable, net	11,781,103	$ 4,602,466
Subsequent Collection [Member]
Total gross accounts receivable	$ 5,511,574
Percentage of subsequent collection	46.70%
Accounts Receivable, net	$ 5,511,574
Percentage of subsequent collection net	46.70%
Less than 3 Months [Member]
Total gross accounts receivable	$ 6,006,578
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 1,820,853
Percentage of subsequent collection	30.30%
From 4 to 6 Months [Member]
Total gross accounts receivable	$ 3,484,009
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 1,399,339
Percentage of subsequent collection	40.20%
From 7 to 9 Months [Member]
Total gross accounts receivable	$ 2,291,382
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 2,291,382
Percentage of subsequent collection	100.00%
From 10 to 12 Months [Member]
Total gross accounts receivable
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Over 1 Year [Member]
Total gross accounts receivable	12,654
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable